PLANT, PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Plant, Property and Equipment

	2020			2019
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	14,190	5,278	8,912	11,556	4,846	6,710
Compression	5,421	1,906	3,515	4,205	1,771	2,434
Metering and other	1,393	648	745	1,296	609	687
	21,004	7,832	13,172	17,057	7,226	9,831
Under construction	1,402	—	1,402	3,181	—	3,181
	22,406	7,832	14,574	20,238	7,226	13,012
Canadian Mainline
Pipeline	10,297	7,443	2,854	10,145	7,109	3,036
Compression	3,930	3,000	930	3,867	2,823	1,044
Metering and other	637	239	398	643	219	424
	14,864	10,682	4,182	14,655	10,151	4,504
Under construction	150	—	150	60	—	60
	15,014	10,682	4,332	14,715	10,151	4,564
Other Canadian Natural Gas Pipelines[1]
Other	1,885	1,508	377	1,861	1,455	406
Under construction[2]	42	—	42	1,276	—	1,276
	1,927	1,508	419	3,137	1,455	1,682
	39,347	20,022	19,325	38,090	18,832	19,258
U.S. Natural Gas Pipelines
Columbia Gas
Pipeline	10,198	557	9,641	9,708	389	9,319
Compression	4,287	276	4,011	4,094	206	3,888
Metering and other	3,388	185	3,203	3,244	125	3,119
	17,873	1,018	16,855	17,046	720	16,326
Under construction	1,070	—	1,070	425	—	425
	18,943	1,018	17,925	17,471	720	16,751
ANR
Pipeline	1,685	512	1,173	1,594	472	1,122
Compression	2,146	489	1,657	2,050	436	1,614
Metering and other	1,289	388	901	1,245	355	890
	5,120	1,389	3,731	4,889	1,263	3,626
Under construction	431	—	431	252	—	252
	5,551	1,389	4,162	5,141	1,263	3,878

	2020			2019
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Other U.S. Natural Gas Pipelines
Columbia Gulf	2,638	151	2,487	2,597	114	2,483
GTN	2,330	1,008	1,322	2,257	969	1,288
Great Lakes	2,117	1,223	894	2,090	1,208	882
Other[3]	1,568	578	990	1,530	616	914
	8,653	2,960	5,693	8,474	2,907	5,567
Under construction	389	—	389	164	—	164
	9,042	2,960	6,082	8,638	2,907	5,731
	33,536	5,367	28,169	31,250	4,890	26,360
Mexico Natural Gas Pipelines
Pipeline	2,952	411	2,541	2,988	340	2,648
Compression	480	69	411	486	54	432
Metering and other	624	133	491	643	124	519
	4,056	613	3,443	4,117	518	3,599
Under construction	2,525	—	2,525	2,321	—	2,321
	6,581	613	5,968	6,438	518	5,920
Liquids Pipelines
Keystone Pipeline System
Pipeline	9,254	1,579	7,675	9,378	1,403	7,975
Pumping equipment	1,025	228	797	1,035	204	831
Tanks and other	3,522	644	2,878	3,488	556	2,932
	13,801	2,451	11,350	13,901	2,163	11,738
Under construction[4]	2,870	—	2,870	47	—	47
	16,671	2,451	14,220	13,948	2,163	11,785
Intra-Alberta Pipelines
Pipeline	142	6	136	138	2	136
Tanks and other	56	3	53	56	2	54
	198	9	189	194	4	190
	16,869	2,460	14,409	14,142	2,167	11,975
Power and Storage
Natural Gas	1,255	569	686	1,256	522	734
Natural Gas Storage and Other	780	194	586	742	181	561
	2,035	763	1,272	1,998	703	1,295
Under construction	11	—	11	6	—	6
	2,046	763	1,283	2,004	703	1,301
Corporate	993	372	621	883	208	675
	99,372	29,597	69,775	92,807	27,318	65,489
1Includes Foothills, Ventures LP and Great Lakes Canada.
2Includes the Coastal GasLink pipeline project at December 31, 2019. On May 22, 2020, the Company completed the sale of a 65 per cent equity interest in Coastal GasLink Pipeline Limited Partnership and subsequently commenced accounting for its remaining investment using the equity method. Refer to Note 27, Acquisitions and dispositions, for additional information.
3Includes Portland, North Baja, Tuscarora, Crossroads and mineral rights.
4On March 31, 2020, TC Energy announced that it would proceed with construction of the Keystone XL pipeline. As a result, related capitalized development costs of $1.7 billion were transferred to Plant, property and equipment from Capital projects in development within Other long-term assets on the Consolidated balance sheet. On January 20, 2021, the Presidential Permit for the Keystone XL pipeline was revoked. Refer to Note 30, Subsequent events, for additional information.